ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES	Allowance for Credit Losses
Allowance for credit losses - loans and leases. The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full either through payments from the borrower or a guarantor or from the liquidation of collateral. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Accrued interest receivable on loans and leases, which totaled $47.5 million and $29.5 million as of December 31, 2022 and December 31, 2021, respectively, is excluded from the estimate of credit losses.

Management estimates the allowance using relevant available information from both internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience paired with economic forecasts provide the basis for the quantitatively modeled estimation of expected credit losses. First Financial adjusts its quantitative model, as necessary, to reflect conditions not already considered by the quantitative model. These adjustments are commonly known as the Qualitative Framework.

The ACL is measured on a collective (pool) basis when similar risk characteristics exist. The Company has identified the following portfolio segments and measures the ACL using the following methods:

Commercial and industrial – C&I loans include revolving lines of credit and term loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, leasehold improvements or other projects. C&I loans are generally underwritten individually and secured with the assets of the Company and/or the personal guarantee of the business owners. C&I loans also include ABL, equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and commission-based loans to insurance agents and brokers. ABL transactions typically involve larger commercial clients and are secured by specific assets, such as inventory, accounts receivable, machinery and equipment. In the franchise lending space, First Financial focuses on a limited number of restaurant concepts that have sound economics, low closure rates and strong brand awareness within specified local, regional or national markets. Within the insurance lending platform, First Financial serves insurance agents and brokers that are looking to maximize their book-of-business value and grow their agency business.

Current period default rates are utilized in the modeling of the ACL for C&I loans, and are adjusted for forecasted changes in the treasury term spread and market volatility index. Changes in current period defaults or forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Lease financing – Lease financing consists of lease transactions for the acquisition of both new and used business equipment for commercial clients. Lease products may include tax leases, finance leases, lease lines of credit and interim funding. The credit underwriting for lease transactions includes detailed analysis of the lessee's industry and business model, nature of the equipment, equipment resale values, historical and projected cash flow analysis, secondary sources of repayment and guarantor, in addition to other considerations.

The ACL model for leases sources expected default rates from the C&I portfolio model. Therefore, changes in forecasted expectations for the treasury term spread and market volatility index could result in volatility in the Company's ACL in future periods.

Construction real estate – Real estate construction loans are term loans to individuals, companies or developers used for the construction or development of a commercial or residential property for which repayment will be generated by the sale or permanent financing of the property. Generally, these loans are for construction projects that have been pre-sold, pre-leased or have secured permanent financing, as well as loans to real estate companies with significant equity invested in the project. An independent credit team underwrites construction real estate loans, which are managed by experienced lending officers and monitored through the construction phase by a centralized funding desk that manages loan disbursements.

The construction ACL model is adjusted for forecasted changes in rental vacancy rates in the Bank's geographic footprint and the housing price index. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.
Commercial real estate - owner & investor – Commercial real estate loans consist of term loans secured by a mortgage lien on real estate properties such as apartment buildings, office and industrial buildings and retail shopping centers. Additionally, the Company's franchise lending activities discussed in the "Commercial and Industrial" section often include the financing of real estate in addition to equipment. The credit underwriting for both owner-occupied and investor income producing real estate loans includes detailed market analysis, historical and projected cash flow analysis, appropriate equity margins, assessment of lessees and lessors, environmental risks and the type, age, condition and location of real estate, among other factors.

First Financial models owner-occupied and investor CRE separately when determining the ACL. For owner occupied CRE, current period default rates are utilized in the modeling, and are adjusted for forecasted changes in the BAA bond spread, national rental vacancy rates and the consumer confidence index. Current period default rates are also utilized in the modeling of investor CRE loans, and are adjusted for forecasted changes in the BAA bond spread, multifamily building permits within the Bank’s geographic footprint, and national rental vacancy rates. Changes in current period defaults and forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Residential real estate – Residential real estate loans represent loans to consumers for the financing of a residence. These loans generally have a 15 to 30 year term and a fixed interest rate, but may have a shorter term to maturity with an adjustable interest rate. In most cases, these loans are extended to borrowers to finance their primary residence. First Financial sells residential real estate loan originations into the secondary market on both servicing retained and servicing released bases. Residential real estate loans are generally underwritten to secondary market lending standards, utilizing underwriting processes that rely on empirical data to assess credit risk as well as analysis of the borrower's ability to repay their obligations, credit history, the amount of any down payment and the market value or other characteristics of the property. First Financial also offers a residential mortgage product that features similar borrower credit characteristics but a more streamlined underwriting process than typically required to sell to government-sponsored enterprises and thus is retained on the Consolidated Balance Sheets.

The residential real estate ACL model is adjusted for forecasted changes in the housing price index, housing starts within the Bank’s geographic footprint and national single-family existing home sales. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Home equity – Home equity lending includes both home equity loans and revolving lines of credit secured by a first or second lien on the borrower’s residence. Home equity lending underwriting considerations include the borrower's credit history as well as to debt-to-income and loan-to-value policy limits.

The home equity ACL model is adjusted for forecasted changes in the consumer credit growth rate within the Bank’s geographic footprint and the working-age labor participation rate. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Installment – Installment lending consists of consumer loans not secured by real estate, including loans secured by automobiles and unsecured personal loans.

The ACL model for installment loans sources expected default rates from the residential real estate and home equity portfolio models and is paired with installment specific LGD rates. Changes in forecasted expectations for the consumer credit growth rate within the Bank’s geographic footprint, the working-age labor participation rate, the housing price index, housing starts within the Bank’s geographic footprint and national existing single-family existing home sales could result in volatility in the Company's ACL in future periods.

Credit card – Credit card lending consists of secured and unsecured revolving lines of credit to consumer and business customers. Credit card lines are generally available for an indefinite period of time as long as the borrower's credit characteristics do not materially or adversely change, but lines are unconditionally cancellable by the Company at any time.

The ACL model for credit card loans sources expected default rates from the residential real estate and home equity portfolio models and is paired with credit card specific LGD rates. Changes in forecasted expectations for the consumer credit growth rate within the Bank’s geographic footprint, the working-age labor participation rate, the housing price index, housing starts within the Bank’s geographic footprint and national existing single-family existing home sales could result in volatility in the Company's ACL in future periods.

The Company utilized the Moody's December baseline forecast as its R&S forecast in the quantitative model. For reasonableness, the Company also considered the impact to the model from alternative, more adverse economic forecasts, slower prepayment speeds and increased default rates. These alternative analyses were utilized to inform the Company's qualitative adjustments. Additionally, First Financial considered its credit exposure to certain industries believed to be at risk for future credit stress, such as franchise, hotel and investor commercial real estate lending when making qualitative adjustments to the ACL model.

First Financial's ACL is influenced by loan volumes, risk rating migration or delinquency status, and other conditions impacting loss expectations, such as reasonable and supportable forecasts of economic conditions.  For the twelve months ended December 31, 2022, the ACL was relatively stable as strong loan growth and slower prepayment speeds offset the impact from stable credit quality. For the twelve months ended, December 31, 2021, the ACL declined due to improvements in economic forecasts and the Company's improved credit outlook.

Changes in the allowance by loan category as of December 31 were as follows:

	2022
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992
Purchase accounting ACL for PCD	0	0	0	0	0	0	0	0	0
Provision for credit losses	3,221	2,041	1,653	(12,951)	6,509	2,066	5,232	(1,040)	6,731
Gross charge-offs	(5,899)	(152)	0	(3,667)	(224)	(160)	(1,549)	(907)	(12,558)
Recoveries	939	49	0	4,304	174	898	165	283	6,812
Total net charge-offs	(4,960)	(103)	0	637	(50)	738	(1,384)	(624)	(5,746)
Ending allowance for credit losses	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977

	2021
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679
Purchase accounting ACL for PCD	0	17	0	0	0	0	0	0	17
Provision for credit losses	6,606	621	(8,367)	(14,689)	(2,436)	(2,376)	65	1,552	(19,024)
Gross charge-offs	(15,620)	0	(1,498)	(13,471)	(127)	(1,073)	(334)	(780)	(32,903)
Recoveries	1,612	0	3	4,785	228	1,223	151	221	8,223
Total net charge-offs	(14,008)	0	(1,495)	(8,686)	101	150	(183)	(559)	(24,680)
Ending allowance for credit losses	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992

	2020
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650
Impact of adopting ASC 326	9,901	118	11,579	24,118	5,490	8,430	801	1,068	61,505
Provision for credit losses	25,407	758	7,759	38,936	(2,122)	(939)	12	985	70,796
Gross charge-offs	(5,345)	(852)	0	(12,100)	(488)	(1,541)	(148)	(885)	(21,359)
Recoveries	2,907	0	17	2,262	381	1,132	158	230	7,087
Total net charge-offs	(2,438)	(852)	17	(9,838)	(107)	(409)	10	(655)	(14,272)
Ending allowance for credit losses	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679

Allowance for credit losses - unfunded commitments. First Financial estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life consistent with the Company's ACL methodology for loans and leases.

First Financial determined the adequacy of this reserve based upon an evaluation of the unfunded credit facilities, which included consideration of historical commitment utilization experience, credit risk ratings and historical loss rates, consistent with the Company's ACL methodology at the time.
The ACL on unfunded commitments was $18.4 million as of December 31, 2022 and $13.4 million as of December 31, 2021. Due to the adoption of ASC 326, First Financial recorded $12.2 million in the ACL on unfunded commitments effective January 1, 2020. Additionally, First Financial recorded $5.0 million and $0.9 million of provision expense related to the ACL on unfunded commitments for the twelve months ended December 31, 2022 and 2021, respectively, and a provision recapture of $0.2 million for the twelve months ended December 31, 2020.